FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 4:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024:

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$66,187	$-	$-	$66,187
Available-for-sale marketable securities	-	77,774	-	77,774
Derivative assets	-	114	-	114

Total financial assets	$66,187	$77,888	$-	$144,075

The following table presents financial assets measured at fair value on a recurring basis as of December 31, 2023:
	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$81,429	$-	$-	$81,429
Available-for-sale marketable securities	-	77,616	-	77,616
Derivative assets	-	234	-	234

Total financial assets	$81,429	$77,850	$-	$159,279

Financial Liabilities:
Derivative liabilities	$-	$20	$-	$20
Contingent consideration in connection to the acquisitions	-	-	69,715	69,715

Total financial liabilities	$-	$20	$69,715	$69,735

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2023	$69,715
Payments of contingent consideration	(71,256)
Changes in fair value of contingent consideration	1,541
Fair value as of December 31, 2024	$-